INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET

NOTE 6:- INTANGIBLE ASSETS, NET

a.Intangible assets, net consisted of the following:

	December 31,
	2020	2019
Original amounts:

Technology	$42,504	$42,504
Customer relationships	4,466	4,466
Marketing rights and patents	3,421	3,421

	50,391	50,391
Accumulated amortization:

Technology	42,202	42,002
Customer relationships	4,466	4,466
Marketing rights and patents	2,641	2,400

	49,309	48,868

	$1,082	$1,523

F - 31

GILAT SATELLITE NETWORKS LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands

NOTE 6:- INTANGIBLE ASSETS, NET (Cont.)

b.Amortization expenses amounted to $441, $911 and $3,275 for the years ended December 31, 2020, 2019 and 2018, respectively.

c.Estimated amortization expenses for the following years is as follows:

Year ending December 31,

2021	$431
2022	321
2023	330

$1,082